Income Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Tax effect of tax losses	$ 44,776,000	$ 26,500,000	$ 19,357,000